UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10113
                                                     ---------

                       UBS Juniper Crossover Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------
                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2008
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                       UBS JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

                       UBS JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008




                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital...............           1

Statement of Operations.............................................           2

Statements of Changes in Members' Capital...........................           3

Statement of Cash Flows.............................................           4

Notes to Financial Statements.......................................           5

Schedule of Portfolio Investments...................................          15

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $28,886,460)              $ 33,557,993
Cash and cash equivalents                                             12,129,878
Receivables:
  Notes receivable (See Note 8)                                        3,073,162
  Interest                                                                15,899
  Other assets                                                            29,352
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          48,806,284
--------------------------------------------------------------------------------

LIABILITIES

Payables:
  UBSFA Fee                                                               52,955
  Professional fees                                                      193,963
  Shareholder servicing fee                                               15,690
  Administration fee                                                      10,334
  Other                                                                   17,152
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        290,094
--------------------------------------------------------------------------------
NET ASSETS                                                          $ 48,516,190
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                           $ 43,844,657
Accumulated net unrealized appreciation on investments                 4,671,533
--------------------------------------------------------------------------------
MEMBERS' CAPITAL                                                    $ 48,516,190
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                        STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                   PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008
--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                           $    413,906
Dividends                                                                12,611
Other (See Note 9)                                                      340,965
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 767,482
--------------------------------------------------------------------------------

EXPENSES

UBSFA Fee                                                               474,370
Professional fees                                                       219,433
Shareholder servicing fee                                               143,265
Printing fee                                                             50,845
Administration fee                                                       29,375
Other                                                                    58,404
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                          975,692
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (208,210)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain from:
  Investments                                                         9,446,920
  Foreign currency transactions                                         108,310
Change in net unrealized appreciation/depreciation from:
  Investments                                                       (10,510,371)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                        (955,141)
--------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS           $ (1,163,351)
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                                            UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                                                     STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                     YEAR ENDED DECEMBER 31, 2007 AND PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                      Manager                 Members               Total
-------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2007                                   $2,013,075            $137,105,018          $139,118,093

INCREASE/(DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income                                                   42,553                 946,498               989,051
  Net realized gain from investments
         and foreign currency transactions                               392,820              26,856,266            27,249,086
  Change in net unrealized appreciation/depreciation
         from investments and other assets and liabilities
         denominated in foreign currencies                              (158,400)            (11,802,857)          (11,961,257)
Incentive Allocation                                                   2,940,949              (2,940,949)                    -
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                       3,217,922              13,058,958            16,276,880
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' withdrawals                                                    (516,170)            (32,493,316)          (33,009,486)
Offering costs                                                               (23)                 (1,532)               (1,555)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                              (516,193)            (32,494,848)          (33,011,041)
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2007                                 $4,714,804            $117,669,128          $122,383,932
-------------------------------------------------------------------------------------------------------------------------------

INCREASE/(DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                             7,375                (215,585)             (208,210)
  Net realized gain from investments
         and foreign currency transactions                               163,167               9,392,063             9,555,230
  Change in net unrealized appreciation/depreciation
         from investments                                               (189,985)            (10,320,386)          (10,510,371)
Incentive Allocation                                                     165,453                (165,453)                    -
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                         146,010              (1,309,361)           (1,163,351)
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Distributions and withdrawals                                         (3,881,451)            (68,822,562)          (72,704,013)
Offering costs                                                                (7)                   (371)                 (378)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                            (3,881,458)            (68,822,933)          (72,704,391)
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2008                                     $  979,356            $ 47,536,834          $ 48,516,190
-------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                                         STATEMENT OF CASH FLOWS
                                                                                     (UNAUDITED)
------------------------------------------------------------------------------------------------

                                                    PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008
------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                           $ (1,163,351)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                             (1,104,721)
Proceeds from disposition of investments                                             76,036,556
Net realized gain from investments                                                   (9,446,920)
Change in net unrealized appreciation/depreciation from investments                  10,510,371
  Changes in assets and liabilities:
    (Increase) decrease in assets:
       Investments sold, not settled                                                  7,342,746
       Notes receivable                                                                  56,570
       Dividends                                                                         30,694
       Interest                                                                          (6,494)
       Other assets                                                                     (29,352)
    Increase (decrease) in payables:
      Investments purchased, not settled                                                 (9,839)
      UBSFA Fee                                                                         (82,080)
      Professional fees                                                                 (21,673)
      Shareholder servicing fee                                                         (24,320)
      Administration fee                                                                (11,052)
      Other                                                                               6,221
------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                            82,083,356

CASH FLOWS FROM FINANCING ACTIVITIES
Adviser withdrawals                                                                  (3,881,451)
Distributions to Members                                                            (68,822,562)
Offering costs                                                                             (378)
------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                               (72,704,391)

Net increase in cash and cash equivalents                                             9,378,965
Cash and cash equivalents--beginning of period                                        2,750,913
------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                           $ 12,129,878
------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------


1.   ORGANIZATION

     UBS Juniper Crossover Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 29, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of public and private health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceutical sectors. The Fund will invest in publicly marketable securities and up to 30% of its assets (measured at the time of purchase) in non-marketable securities. Of its public securities, the Fund expects to invest principally in the public securities of large capitalization public companies and, to a lesser extent, small and medium-sized public companies. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund commenced operations on November 21, 2000.

     The Fund is proceeding with a gradual liquidation of its portfolio of investments. It is anticipated that this liquidation will take place over a number of years as its private stock investments are either sold or their value realized in either an initial public offering or other liquidating transaction. In March 2008, the Fund distributed $68,822,562 to its members and $1,177,441 to the Adviser, representing sales proceeds of securities sold during the period, less reserves for expenses and working capital needs.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Juniper Management, L.L.C. (the "Adviser"), a Delaware limited liability company to provide investment advice to the Fund.

     The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and OrbiMed Advisors, LLC ("OrbiMed"). UBSFA is the Managing Member of the Adviser and is a direct, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     determined from time to time pursuant to policies established by the Directors.

     Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges.

     Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, as reported by such exchange. Other marketable securities for which market quotations are readily available are valued at their bid prices, as obtained from one or more dealers making markets for such securities.

     If market quotations are not readily available, the securities described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held a foreign exchange traded security, as described above, fair valued at $2,292,436 as of June 30, 2008.

     When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction.

     Private securities including warrants are valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investments are valued in a manner that the Adviser, following procedures approved by the Directors, determines best reflects its fair value. At each reporting date, privately held debt and equity securities are valued based on an analysis of various factors including, but not limited to, the portfolio company's operating performance and financial condition and general market conditions that could impact the valuation. When an external event occurs, such as a purchase transaction, public offering or subsequent equity sale, the pricing indicated by that external event is utilized to corroborate the Fund's valuation of the debt and equity securities. The Fund periodically reviews the valuation of its portfolio companies that have not been involved in a qualifying external event to determine if the enterprise value of the portfolio company may have increased or decreased since the last valuation measurement date. The Fund may consider, but is not limited to, industry valuation methods such as price to enterprise value or price to equity ratios, discounted cash flows, valuation comparisons to comparable public companies or other industry benchmarks in its evaluation of the fair value of its investment.

     Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair value established may differ significantly from the values that would have been used had a ready market for the securities

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     existed and the differences could be material. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned. As a result, the Fund's issuance or repurchase of its interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. Private securities with a value of $18,100,656 were fair valued at June 30, 2008 by the Adviser. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities or liabilities at June 30, 2008.

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counter-party to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. FAS 157 was adopted as of January 1, 2008 by the Fund.

     Various inputs are used in determining the value of the fund's investments relating to FAS 157.

     These inputs are summarized in three broad levels listed below.

     LEVEL 1 - quoted prices in active markets for identical securities.
     LEVEL 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments)

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets at fair value.

      --------------------------------------------------------------------------
      VALUATION INPUTS                                 INVESTMENTS IN SECURITIES
      --------------------------------------------------------------------------
      Level 1 - Quoted Prices                                        $13,164,901
      --------------------------------------------------------------------------
      Level 2 - Other Significant Observable Inputs                    2,292,436
      --------------------------------------------------------------------------
      Level 3 - Other Significant Unobservable Inputs                 18,100,656
      --------------------------------------------------------------------------
      TOTAL                                                          $33,557,993
      --------------------------------------------------------------------------

     The  following  is  a  reconciliation   of  assets  in  which   significant
     unobservable inputs (Level 3) were used in determining fair value:

     ---------------------------------------------------------------------------
                                                       INVESTMENTS IN SECURITIES
     ---------------------------------------------------------------------------

     BALANCE AS OF DECEMBER 31, 2007                                $20,760,219
     ---------------------------------------------------------------------------
        Accrued discounts/premiums                                             -
     ---------------------------------------------------------------------------
        Realized gain/(loss)                                          2,631,922
     ---------------------------------------------------------------------------
        Change in unrealized appreciation/(depreciation)             (2,343,535)
     ---------------------------------------------------------------------------
        Net purchases/(sales)                                        (2,947,950)
     ---------------------------------------------------------------------------
        Transfers in and/or out of Level 3                                    -
     ---------------------------------------------------------------------------
     BALANCE AS OF JUNE 30, 2008                                    $18,100,656
     ---------------------------------------------------------------------------

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION (CONTINUED)

     exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; and other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund has reclassified $208,210 and $9,555,230 from accumulated net investment loss and accumulated net realized gain from investments and foreign currency transactions, respectively, to net capital contributions during the six month period ended June 30, 2008. The reclassification was to reflect, as an adjustment to net capital contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2008 and had no effect on net assets.

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 - 2006) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2007 for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly fee (the "UBSFA Fee") at an annual rate of 1.35% of the Fund's net assets, excluding assets attributable to UBSFA's capital account, the Adviser's capital account and the Special Advisory Account described below, the capital account established for crediting any incentive allocation (the "Incentive Allocation") due to the Adviser. The UBSFA Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Adviser's or Special Advisory Account. A portion of the UBSFA Fee is paid by UBSFA to OrbiMed.

     UBS Financial Services Inc. ("UBS FSI"), a wholly owned subsidiary of UBS AG acts as the distributor of the Fund. The Fund pays a shareholder servicing fee to UBSFA and to other brokers or dealers that have entered into shareholder servicing agreements with the Fund at the annual rate of 0.40% of the outstanding interests owned by their customers. Sales loads charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. For the period from January 1, 2008 to June 30, 2008, UBS FSI and its affiliates did not earn any brokerage commissions from portfolio transactions executed on behalf of the Fund.

     The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBSFA Fee which is similarly allocated to all Members' other than the Adviser described above. Upon a Member's withdrawal and generally, on December 31st of each year, the Adviser is entitled to an Incentive Allocation of 20% of the net profits (defined as Net Increase in Members' Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period. For

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------


3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     purposes of calculating the Incentive Allocation, net profits will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of security positions, provided that, except in limited circumstances (namely upon a tender or transfer of Interests), any unrealized appreciation in private securities will be taken into account only to the extent of unrealized depreciation in private securities. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the period from January 1, 2008 to June 30, 2008 and the year ended December 31, 2007 was $165,453 and $2,940,949, respectively, and has been recorded as an increase to the Special Advisory Account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

     Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBS Fund Adviser LLC is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2008 to June 30, 2008 were $19,839, which is included in miscellaneous expense.

     As described in the private placement memorandum, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund and other clients. Such credits can be used by OrbiMed for research and related services that would then be paid for or provided by the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund as well as other accounts managed by OrbiMed.

4.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PNC Global Investment Servicing (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PNC Global Investment Servicing receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a monthly minimum fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates, not to exceed on an annual basis 0.15% of the average net assets of the Fund. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC Global Investment Servicing.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

5.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities for the period from January 1, 2008 to June 30, 2008 amounted to $1,104,721 and $76,036,556, respectively.

     At December 31, 2007, the cost of investment for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized appreciation on investments was $15,181,904, consisting of $25,125,973 gross unrealized appreciation and $9,944,069 gross unrealized depreciation. The tax basis of investments for 2008 will not be finalized by the Fund until after the fiscal year end.

6.   DUE TO BROKERS

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account, held by the Custodian. The Fund had no borrowings outstanding for the period from January 1, 2008 to June 30, 2008.

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, warrants, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

     Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital. The Fund may enter into forward foreign currency exchange contracts to hedge the currency risk associated with the settlement of foreign denominated security transactions. During the period from January 1, 2008 to June 30, 2008, the Fund did not trade any futures contracts, engage in option transactions or securities sold, not yet purchased.

8.   NOTES RECEIVABLE

     The Fund has outstanding Notes receivable of $3,073,162 as of June 30, 2008. This consists of a milestone payment of approximately $131,942 from Adiana, Inc.; an escrow payment of approximately $701,653 from Biosynexus, Inc.; a milestone payment of approximately $1,791,210 from Agensys, Inc.;

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------


8.   NOTES RECEIVABLE (CONTINUED)

     a milestone payment of approximately $22,575 from Lumicyte, Inc. and an escrow payment of approximately $425,782 from CoGenesys.

9.   OTHER INCOME

     Other income includes milestone payments of $142,353 from Cephalon, Inc., $56,240 from Cogenesys, Inc., and $14,044 from Cytyc Corp. Additional income of $128,328 resulted from regular investment activity that includes fractional share transactions, foreign exchange gains, payment of holdbacks and other investment activity. Milestone payments are non-refundable payments due upon the completion or as the result of a successful event. In part, the payments are designed to compensate the licensor for the increased value of the intellectual property as it progresses through its development, clinical or regulatory phase.

10.  INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------


11.  FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the years indicated:

                                       PERIOD FROM
                                     JANUARY 1, 2008                     YEARS ENDED DECEMBER 31,
                                     TO JUNE 30, 2008
                                        (UNAUDITED)         2007          2006           2005          2004          2003
                                        -----------         ----          ----           ----          ----          ----

Ratio of net investment
income/(loss) to average net assets(c)    (0.60)%(a)        0.76%         0.10%         (1.58)%        (1.37)%       (1.62)%

Ratio of total expenses to average
net assets before Incentive
Allocation(c)                              2.82%(a)         2.31%         2.14%          2.18%          1.91%         2.11%

Ratio of total expenses to average
net assets after Incentive
Allocation(d)                              3.30%(a)         4.56%         2.66%          2.96%          3.82%         2.11%

Portfolio turnover rate                    2.39%           50.20%        25.03%         27.44%         24.69%        35.42%

Total return before Incentive
Allocation(e)                             (3.50)%          14.34%         4.73%          3.97%         16.48%        27.26%

Total return after Incentive
Allocation(b)                             (3.98)%          11.47%         4.20%          3.18%         13.18%        21.81%

Net asset value at end of period       $48,516,190     $122,383,932  $139,118,093   $172,529,550   $210,663,735  $210,367,119

(a)  Annualized.

(b) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on Incentive Allocation, if applicable and the timing of capital transactions.

(c) The average net assets used in the above ratios are calculated by using pre-tender net assets.

(d) Ratio of total expenses to average net assets after Incentive Allocation to the Manager may vary from the above for individual Members due to Incentive Allocation, if applicable, and timing of capital transactions.

(e) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

                                             UBS JUNIPER CROSSOVER FUND, L.L.C.
                                              SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  JUNE 30, 2008
--------------------------------------------------------------------------------

          PAR                                                      MARKET VALUE
--------------------------------------------------------------------------------
                  INVESTMENTS IN SECURITIES (69.17%)
                  ----------------------------------
                  CORPORATE BONDS (0.33%)
                  -----------------------
                  DRUG DISCOVERY/DRUG DEVELOPMENT (0.33%)
     $157,860     Sapphire Therapeutics Bridge Promissory Note,
                     8.00%, 08/31/08, (b)                           $   157,860
                                                                    -----------
                  TOTAL CORPORATE BONDS (Cost $157,860)                 157,860
                                                                    -----------

       SHARES
       -------    COMMON STOCK (31.86%)
                  --------------------
                  DISPOSABLE MEDICAL EQUIPMENT (4.92%)
      195,706     Volcano Corp. *                                     2,387,612
                                                                    -----------
                  MEDICAL - BIOMEDICAL/GENETICS (11.53%)
      577,021     Aryx Therapeutics, Inc. *                           4,587,317
       94,827     Aryx Therapeutics, Inc. *                             753,875
       91,000     BioCryst Pharmaceuticals, Inc. *                      254,800
                                                                    -----------
                                                                      5,595,992
                                                                    -----------
                  MEDICAL - DRUGS (4.02%)
      149,995     Biodel, Inc. *                                      1,949,935
                                                                    -----------
                  PATIENT MONITORING EQUIPMENT (4.21%)
      129,785     Insulet Corp. *                                     2,041,518
                                                                    -----------
                  THERAPEUTICS (7.18%)
    1,178,752     Arius Research, Inc. - (Canada) *,**,(a)            2,292,436
      193,188     AVANIR Pharmaceuticals-Cl. A *                        193,188
      149,200     Vivus, Inc.*                                          996,656
                                                                    -----------
                                                                      3,482,280
                                                                    -----------
                  TOTAL COMMON STOCK (Cost $12,517,437)              15,457,337
                                                                    -----------
                  PREFERRED STOCKS (36.98%)
                  -------------------------
                  DRUG DISCOVERY/DRUG DEVELOPMENT (31.17%)
      558,964     Acceleron Pharmaceuticals, Inc., Series B *,(b)     1,525,972
       86,977     Acceleron Pharmaceuticals, Inc., Series C *,(b)       237,447
      154,919     Cerimon Pharmaceuticals, Inc., Series A *,(b)         275,756
      154,919     Cerimon Pharmaceuticals, Inc. *,(b)                   275,756
    1,574,345     ChemoCentryx, Series B *,(b)                        5,510,208
      242,674     ChemoCentryx, Series C *,(b)                          849,359
      476,436     Emphasys Medical, Inc., Series D *,(b)              1,029,102
       68,939     Emphasys Medical, Inc., Series E *,(b)                148,908
    1,050,365     Innovative Spinal Technologies, Inc.,
                     Series B-1 *,(b)                                   125,214
      967,142     Innovative Spinal Technologies, Inc.,
                     Series B-2 *,(b)                                   115,293
    2,947,250     Innovative Spinal Technologies, Inc.,
                     Series C First Tranche *,(b)                       351,342
    1,209,301     Innovative Spinal Technologies, Inc.,
                     Series C *,(b)                                     144,161
      265,150     Sapphire Therapeutics, Inc. *,(b)                     439,712
       13,016     superDimension, Ltd., Series C1 *,(b)                 278,933


    The preceding notes are an integral part of these financial statements.

                                             UBS JUNIPER CROSSOVER FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  JUNE 30, 2008
--------------------------------------------------------------------------------

       SHARES                                                       MARKET VALUE
--------------------------------------------------------------------------------
                  PREFERRED STOCKS (CONTINUED)
                  ----------------------------
                  DRUG DISCOVERY/DRUG DEVELOPMENT (CONTINUED)
      134,026     superDimension, Ltd., Series C2 *,(b)             $ 2,872,177
        1,300     superDimension, Ltd., Series B *,(b)                  943,386
                                                                    -----------
                                                                     15,122,726
                                                                    -----------
                  MEDICAL - BIOMEDICAL/GENETICS (2.34%)
      316,091     Macrogenics, Inc., Series A-1 & A-2 *,(b)             128,200
      982,489     Macrogenics, Inc., Series B *,(b)                     398,478
    1,504,459     Macrogenics, Inc., Series C *,(b)                     610,178
      369,549     Molecular Staging, Inc., Series D *,(b)                    --
                                                                    -----------
                                                                      1,136,856
                                                                    -----------
                  MEDICAL PRODUCTS (0.00%)
      395,114     Amphora Discovery Corp., Series A *,(b)                    --
                                                                    -----------
                  RESEARCH PRODUCT/TECHNOLOGY PLATFORM (3.47%)
      376,770     Amnis Corp., Series C-1 *,(b)                         114,542
    2,438,743     Amnis Corp., Series C-2 *,(b)                         741,405
      827,267     Supernus Pharmaceuticals, Inc. *,(b)                  827,267
                                                                    -----------
                                                                      1,683,214
                                                                    -----------
                  TOTAL PREFERRED STOCKS (Cost $16,211,163)          17,942,796
                                                                    -----------
                  WARRANTS (0.00%)
                  ----------------
                  DRUG DISCOVERY/DRUG DEVELOPMENT (0.00%)
      798,139     Innovative Spinal Technologies, Inc.,
                     Series C, 05/30/13                                      --
       13,788     Innovative Spinal Technologies, Inc.                       --
      101,804     Innovative Spinal Technologies, Inc.,
                     $0.5323, 01/04/14 *                                     --
       91,624     Innovative Spinal Technologies, Inc.,
                     $0.5323, 01/04/14 *                                     --
                                                                    -----------
                  TOTAL WARRANTS (Cost $--)                                  --
                                                                    -----------
                  INVESTMENTS IN SECURITIES (Cost $28,886,460)       33,557,993
                                                                    -----------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 30.83%                14,958,197
                                                                    -----------
TOTAL NET ASSETS -- 100.00%                                         $48,516,190
                                                                    ===========

*    Non-income producing security.
**   Foreign.
(a) Investment in public entity valued at fair value. The total market value of investment valued at fair market value amounted to $2,292,436, which represented 4.73% of the net assets at June 30, 2008.
(b) Private equity investment valued at fair value. The fair value of investments amounted to $18,100,656, which represented 37.31% of the net assets at June 30, 2008.

    The preceding notes are an integral part of these financial statements.

                                             UBS JUNIPER CROSSOVER FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  JUNE 30, 2008
--------------------------------------------------------------------------------

                                                                   June 30, 2008
INVESTMENTS IN SECURITIES - BY COUNTRY              PERCENTAGE OF NET ASSETS (%)
---------------------------------------            -----------------------------
  United States                                                          64.44%
  Canada                                                                  4.73%

    The preceding notes are an integral part of these financial statements.

ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)  Not applicable.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Juniper Crossover Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date     8/26/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.